FINANCIAL RISK MANAGEMENT - Foreign currency risks - effect of swap agreements on AOCI (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effect of the Group's swap agreements designated as cash flow hedges in accumulated other comprehensive income
Accumulated derivatives income / (loss) beginning of the year, net of tax of 85 and (26) and 261, respectively	₽ (8,854)
Accumulated derivatives income / (loss), end of the year, net of tax of 59 and 85 and (26), respectively	(1,064)	₽ (8,854)
Cash flow hedges
Effect of the Group's swap agreements designated as cash flow hedges in accumulated other comprehensive income
Accumulated derivatives income / (loss) beginning of the year, net of tax of 85 and (26) and 261, respectively	340	(103)	₽ 1,045
Fair value adjustments on hedging derivatives, net of tax of 840 and (628) and (2,279), respectively	3,362	(2,512)	(9,116)
Amounts reclassified to profit for the year during the period - forecast transaction no longer expected to occur, net of tax of (126) and nil and nil, respectively	(505)
Amounts reclassified to (profit) / loss for the year during the period - hedged item has affected profit or loss, net of tax of (740) and 739 and 1,992, respectively	(2,960)	2,955	7,968
Accumulated derivatives income / (loss), end of the year, net of tax of 59 and 85 and (26), respectively	237	340	(103)	₽ 1,045
Tax effect relating to accumulated derivatives income / (loss)	59	85	(26)	₽ 261
Tax on fair value adjustments on hedging derivatives	840	(628)	(2,279)
Tax on amounts reclassified to profit for the year during the period - forecast transaction no longer expected to occur	(126)	0	0
Tax on amounts reclassified to (profit) / loss for the year during the period - hedged item has affected profit or loss	₽ (740)	₽ 739	₽ 1,992